RELATED PARTY TRANSACTIONS 2 (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Bain Capital Education IV [Member]
Due from Related Parties	¥ 191	$ 27	¥ 190